Fair Value Measurement - Fair value measurements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair Value Measurements
Held-to-maturity debt securities	¥ 86,203,296	$ 13,527,177	¥ 61,549,143
Level 2
Fair Value Measurements
Held-to-maturity debt securities	86,203,296		61,549,143
Held-to-maturity debt securities	13,008,899		4,315,096
Convertible bonds	¥ 13,690,953		¥ 40,760,994